Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Loss Per Share

NOTE 10. LOSS PER SHARE
The following is a reconciliation for the calculation of basic and diluted loss per share:

	December 31, 2023	December 31, 2022
($ in thousands, except shares and per share amounts)
Numerator:
Net loss	$(179,852)	$(215,843)
Less: Net income attributable to non-controlling interests, net of tax	(4,330)	(3,796)
Net loss attributable to Cresco Labs Inc.	$(175,522)	$(212,047)

Denominator:
Weighted-average basic and diluted shares outstanding	323,819,766	298,161,665

Loss per Share:
Basic and diluted loss per share	$(0.54)	$(0.71)

For the years ended December 31, 2023 and 2022 potentially dilutive shares were not included in the computation of diluted loss per common share due to the net loss during the respective periods. Potentially dilutive shares as of December 31, 2023 and 2022, consisted of the following:

	Year Ended December 31,

(shares in thousands)	2023	2022
Redeemable Units	96,699	107,443
Options	24,103	25,528
RSUs	6,862	4,182
Total potentially dilutive shares	127,664	137,153